Other liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other liabilities	Other liabilities
Other current liabilities consist of the following:

	As of December 31, 2023	As of December 31, 2022
Taxes payable	$51,277	$54,177
Salaries payable	39,210	37,927
Purchase price payable for Best Day Group (1)	—	3,744
Accrued earnout liability (2)	2,409	—
Promissory notes issued (3)	—	15,879
Others	1,797	2,494
Total other current liabilities	$94,693	$114,221
Other non-current liabilities consist of the following:

	As of December 31, 2023	As of December 31, 2022
Taxes payable	$—	$16
Deferred tax liabilities	8,100	12,898
Accrued earnout liability (2)	—	811
Purchase price payable for Viajanet acquisition (4)	1,885	4,112
Others	2,646	3,008
Total other non-current liabilities	$12,631	$20,845
(1)The purchase price for the Best Day acquisition was payable on October 1, 2023. However, we settled certain contingencies which were indemnified by the sellers and accordingly we agreed to apply those payments towards the purchase price.
(2)Correspond to the earnout provision under the Best Day acquisition.
(3)Correspond to legally assumed debt with Best Day prior shareholders. The outstanding debt was settled in October 2023. See Note 4.
(4)Correspond to outstanding balance for the Viajanet acquisition payable in June 2025. However, we settled certain contingencies which were indemnified by the sellers and accordingly we agreed to apply those payments towards the purchase price.